Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 146	$ 217
Accruals	701	761
Provisions	108	111
Other current liabilities	68	70
Total payables, accruals and provisions	$ 1,023	$ 1,159